SUPPLEMENTAL CASH FLOW INFORMATION - Changes in non-cash operating working capital items (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash Flow Statement [Abstract]
Accounts receivable, excluding financing receivables	$ (362)	$ (201)
Financing receivables	(367)	(162)
Contract assets	(44)	8
Inventories	(4)	98
Other current assets	1	25
Accounts payable and accrued liabilities	11	36
Contract and other liabilities	138	44
Total change in net operating assets and liabilities	(627)	(152)
Capital expenditures before proceeds on disposition	4,042	3,075
Proceeds on disposition	(108)	0
Capital expenditures	$ 3,934	$ 3,075